Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Minimum [Member] Building [Member]	Dec. 31, 2012 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Minimum [Member] Furniture, fixtures and other [Member]	Dec. 31, 2012 Maximum [Member] Building [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
USEFUL LIVES (YEARS)						33 years	8 years	3 years	50 years	20 years	12 years 6 months
Land	$ 597		$ 737
Buildings	11,420		12,089
Machinery and equipment	10,795		10,882
Furniture, fixtures and other	3,962		4,235
Construction in progress	1,108		1,294
Total property, plant and equipment before accumulated depreciation	27,882		29,237
Less: Accumulated depreciation	13,421		13,316
Total property, plant and equipment	$ 14,461	[1]	$ 15,921	[1]	$ 17,607

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.